Share-Based Payment (Tables)	12 Months Ended
Dec. 31, 2025
Share-Based Payment [Abstract]
Schedule of RSU Activity

A summary of the Company’s RSU activity for the years ended December 31, 2025 and 2024, is as follows:

	Number of Shares	Weighted Average Grant Date Fair Value
Nonvested on December 31, 2023	66,791	32.14
Granted	250,584	13.44
Vested	(92,704)	19.05
Forfeited	(3,325)	37.35
Non-vested on December 31, 2024	221,346	16.65
Granted	10,614	8.79
Vested	(168,010)	18.17
Forfeited	(34,511)	14.79
Non-vested on December 31, 2025	29,439	18.18